Income Taxes - Effective Income Tax Rate (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income (loss) before income taxes	$ (20,182)	$ (8,700)	$ (1,718)	$ (18,033)	$ (72,806)
Effective tax rate	14.30%	11.80%	22.40%	20.30%	15.50%
Federal statutory income tax rate			21.00%	21.00%	21.00%
Expected federal provision (benefit) for income taxes at the federal statutory income tax rate			$ (361)	$ (3,787)	$ (15,289)
State income tax (benefit), net of federal tax benefit			29	(595)	(1,946)
Research and development tax credits			(460)	(20)	324
Permanent differences			(17)	57	1,931
Tax (benefits) / non-deductible expenses related to equity-based compensation			(119)	0	5,228
Acquisition costs			0	685	(1,106)
Reserves for unrecognized income tax benefits			386	1	(273)
Change in valuation allowance			129	0	458
Other			29	0	(596)
Total income tax expense (benefit)	$ (2,889)	$ (1,026)	$ (384)	$ (3,659)	$ (11,269)